Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

22. Leases

The Group has initially adopted IFRS 16, Leases on January 1, 2019. For further information, see Note 3  “Summary of significant accounting policies” to the consolidated financial statements.

Leases as lessee

The Company leases assets, including properties, production equipment and vehicles. As a lessee, the Company previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Company recognizes right-of-use assets and lease liabilities for most leases. These leases are on-balance sheet.

However, the Company has elected not to recognize right-of-use assets and lease liabilities for some leases of low-value assets (e.g. tools) as well as short-term leases (leases with less than 12 months of lease term). The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets:

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2020	3,658	72	254	3,984
Depreciation charge of the year	(508)	(27)	(147)	(682)
Additions to the right-of-use assets	11	--	148	159
Derecognition of the right-of-use assets	(68)	--	--	(68)
FX	(201)	--	(1)	(201)
Balance at December 31, 2020	2,892	45	254	3,191

Amounts recognized in profit or loss:

	2020	2019
	(€ in thousands)
Leases under IFRS 16
Interest on lease liabilities	167	190
Expenses relating to short-term-leases	--	39
Depreciation charge of the year	682	765

Amounts recognized in statement of cash flows:

	2020	2019
	(€ in thousands)
Total cash outflow for leases	(412)	(397)

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, voxeljet seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options, if there is a significant event or significant changes in circumstances within its control.

For all existing extension options, voxeljet assessed that the exercise of those is reasonably certain. Therefore the impact is already included within the lease liabilities.

Leases as lessor

The Company leases out a small number of 3D printers. Those leases have been classified as operating leases.

Lease income from operating lease:

	2020	2019
	(€ in thousands)
Operating lease under IFRS 16
Less than one year	--	38